Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments	$ 133,153	$ 32,332
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Warrants	10,250	14,167
Private Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Warrants	$ 287	$ 396